INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	December 31,
	2024	2025
Raw materials	$15,349	$50,053
Work-in-process	20,649	26,688
Finished goods	113,941	92,362
Total	$149,939	$169,103